SHORT-TERM AND LONG-TERM DEBT - Narrative (Details)		1 Months Ended						12 Months Ended
	Jul. 19, 2019 USD ($)	Mar. 31, 2021 USD ($)	Jun. 30, 2020 USD ($) subsidiary	Feb. 29, 2020 USD ($) building subsidiary	Jul. 31, 2019 USD ($) vessel	Apr. 30, 2019 USD ($) vessel	Jul. 31, 2018 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	May 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jul. 31, 2020 USD ($)	Aug. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)
Debt Instrument [Line Items]
Long-term debt, outstanding balance								$ 1,652,432,000
Flex Aurora
Debt Instrument [Line Items]
Purchase obligation											$ 125,800,000
Flex Artemis
Debt Instrument [Line Items]
Purchase obligation											135,800,000
Flex Resolute
Debt Instrument [Line Items]
Purchase obligation											125,800,000
Flex Freedom
Debt Instrument [Line Items]
Purchase obligation											125,800,000
Flex Vigilant Limited
Debt Instrument [Line Items]
Purchase obligation										$ 123,300,000
Flex Volunteer Limited
Debt Instrument [Line Items]
Purchase obligation										$ 100,000,000
Minimum
Debt Instrument [Line Items]
Book equity ratio								0.25
Maximum
Debt Instrument [Line Items]
Book equity ratio								1.0
LIBOR
Debt Instrument [Line Items]
Increase in limit		$ 20,000,000
Loan Covenant
Debt Instrument [Line Items]
Face amount								$ 25,000,000
Term								6 months
Loan covenant (in percent)								5.00%
$250 million Secured Term Loan Facility | Secured Debt
Debt Instrument [Line Items]
Face amount						$ 250,000,000
Number of vessel owning subsidiaries | vessel						2
Debt outstanding													$ 125,000,000	$ 125,000,000
Term						5 years
Long-term debt, outstanding balance								$ 219,200,000			230,900,000
$250 million Secured Term Loan Facility | Secured Debt | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (percent)						2.35%
$100 million Secured Term Loan and Revolving Credit Facility
Debt Instrument [Line Items]
Face amount					$ 100,000,000
Term					5 years
$100 million Secured Term Loan and Revolving Credit Facility | Revolving credit facility
Debt Instrument [Line Items]
Face amount					$ 50,000,000
Credit facility, outstanding balance								108,100,000			93,300,000
$100 million Secured Term Loan and Revolving Credit Facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (percent)		2.25%			2.25%
Increase in limit		$ 20,000,000
$100 million Secured Term Loan and Revolving Credit Facility | Secured Debt
Debt Instrument [Line Items]
Face amount					$ 50,000,000
Number of vessel owning subsidiaries | vessel					1
$315 Million Term Loan Facility
Debt Instrument [Line Items]
Face amount					$ 315,000,000
$315 Million Term Loan Facility | Secured Debt
Debt Instrument [Line Items]
Face amount					$ 315,000,000
Prepaid amount	$ 99,800,000
$629 Million Term Loan Facility
Debt Instrument [Line Items]
Face amount				$ 629,000,000
Number of vessel owning subsidiaries | subsidiary				5
Number of buildings under financing | building				5
$629 Million Term Loan Facility | Secured Debt
Debt Instrument [Line Items]
Long-term debt, outstanding balance								602,100,000			502,800,000
$629 Million Term Loan Facility | Commercial Loan
Debt Instrument [Line Items]
Face amount				$ 250,000,000								$ 10,000,000
Term				5 years
$629 Million Term Loan Facility | Commercial Loan | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (percent)				2.35%
$629 Million Term Loan Facility | Guaranteed Loan
Debt Instrument [Line Items]
Face amount				$ 189,100,000
Term				6 years
$629 Million Term Loan Facility | Guaranteed Loan | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (percent)				1.20%
$629 Million Term Loan Facility | Direct Loan
Debt Instrument [Line Items]
Face amount				$ 189,900,000
Term				12 years
$629 Million Term Loan Facility | Direct Loan | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (percent)				2.25%
$629 Million Term Loan Facility | Accordion Option | Maximum
Debt Instrument [Line Items]
Face amount				$ 10,000,000
$125 Million Facility
Debt Instrument [Line Items]
Face amount			$ 125,000,000						$ 125,000,000
Basis spread on variable rate (percent)			2.85%
$125 Million Facility | Revolving credit facility
Debt Instrument [Line Items]
Face amount			$ 25,000,000
$125 Million Facility | Secured Debt
Debt Instrument [Line Items]
Long-term debt, outstanding balance								120,300,000
$125 Million Facility | Guaranteed Loan
Debt Instrument [Line Items]
Term				5 years
$125 Million Facility | Term loan
Debt Instrument [Line Items]
Face amount			$ 100,000,000
Flex Rainbow Sale and Leaseback
Debt Instrument [Line Items]
Lease period							10 years
Gross price							$ 210,000,000
Advance for hire							$ 52,500,000
Net balance under the sale and leaseback agreement								131,100,000			138,800,000
Flex Rainbow Sale and Leaseback | LIBOR
Debt Instrument [Line Items]
Interest rate (percent)							3.50%
Hyundai Glovis Sale and Charterback
Debt Instrument [Line Items]
Number of vessel owning subsidiaries | vessel						2
Sale price						$ 210,000,000
Consideration transferred						150,000,000
Credits						$ 60,000,000
Charter period						10 years
Sale back consideration						$ 75,000,000
Net outstanding balance under the sale and charterback lease agreement								269,500,000			281,300,000
Flex Amber Sale and Leaseback
Debt Instrument [Line Items]
Number of vessel owning subsidiaries | subsidiary			1
Basis spread on variable rate (percent)			3.20%
Sale and Leaseback Agreement, Sale Price			$ 206,500,000
Sale and Leaseback Agreement, Consideration Transferred			156,400,000
Sale and Leaseback Agreement, Advance Hire Adjustment			$ 50,100,000
Sale and Leaseback Agreement, Charter Period			10 years
Sale and leaseback agreement, lease period			10 years
Sale and Leaseback Agreed Purchase Price			$ 69,500,000
Net outstanding balance under the sale and leaseback lease agreement								$ 146,000,000			$ 154,400,000
Flex Volunteer Sale and Leaseback
Debt Instrument [Line Items]
Number of vessel owning subsidiaries | subsidiary			1
Term								10 years
Sale and Leaseback Agreement, Sale Price									215,000,000
Sale and Leaseback Agreement, Consideration Transferred								$ 80,000,000	$ 160,000,000
Sale and Leaseback Agreement, Charterers' Down Payment								55,000,000
Sale and Leaseback Agreement, Prepaid Outstanding Balance								120,300,000
Sale and Leaseback Agreement, Remaining Balance After Fees and Expenses								37,700,000
Net outstanding balance under the sale and leaseback lease agreement								$ 157,400,000
Flex Volunteer Limited
Debt Instrument [Line Items]
Number of vessel owning subsidiaries | subsidiary			1